Note Employee benefits (Actuarial assumption used to determine the components of net periodic benefit cost) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%	4.70%	3.80%
Expected return on plan asset	7.00%	7.25%	7.25%
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%	4.70%	3.80%
Expected return on plan asset	7.00%	7.25%	7.25%